RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - OTHER FINANCIAL INSTRUMENTS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value of Other Financial Instruments
Equity investments at carrying value	$ 102,000,000	$ 99,000,000
Restricted long-term investments (Note 14)	323,000,000	267,000,000
Long-term debt	64,400,000,000	67,400,000,000
Notes receivable, noncurrent	97,000,000	89,000,000
Notes receivable, fair value	97,000,000	89,000,000
Net Investment Hedges
Fair Value of Other Financial Instruments
Unrealized foreign exchange gain (loss) on translation of United States dollar denominated debt	479,000,000	367,000,000
Unrealized gain (loss) on change in fair value of outstanding forward exchange forward contracts	30,000,000	286,000,000
Realized loss associated with the settlement of foreign exchange forward contracts	45,000,000	198,000,000
Realized gain (loss) associated with the settlement of United Stated dollar denominated debt that matured	14,000,000	23,000,000
Amount of ineffectiveness	0	0
Carrying value
Fair Value of Other Financial Instruments
Long-term debt	63,900,000,000	64,000,000,000
Preference shares
Fair Value of Other Financial Instruments
Held-to-maturity securities	$ 478,000,000	371,000,000
Cumulative dividends based on average yield of Government of Canada bonds, maturity period of bonds	10 years
Held to maturity preferred share investment	$ 580,000,000	$ 580,000,000
Noverco | Preference shares
Fair Value of Other Financial Instruments
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)	4.38%